Other Long Term Assets (Details) ₪ in Thousands, $ in Thousands	Dec. 31, 2018 ILS (₪)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 ILS (₪)
Statement Line Items [Line Items]
Restricted cash | ₪	₪ 707		₪ 857
Leasing deposits | ₪	33		23
Other long term assets, total | ₪	₪ 740		₪ 880
USD [Member]
Statement Line Items [Line Items]
Restricted cash | $		$ 189
Leasing deposits | $		8
Other long term assets, total | $		$ 197